Income Taxes (Narrative) (Details)	3 Months Ended		9 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015
Income Tax Disclosure [Abstract]
Effective Tax Rate, Percent	39.00%	39.00%	38.40%	39.00%